Accrued Expenses and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Accrued professional fees	$12,000	$12,000	$1,537
Other payables	-	3,530,000	452,083
Total	$12,000	$3,542,000	$453,620